Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 28, 2014	Jun. 28, 2013
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	GoldLand Holdings Corp.
Entity Central Index Key	0001444839
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 2,873,031
Entity Common Stock, Shares Outstanding		97,046,048